Income Taxes (Details) - USD ($) $ in Thousands		9 Months Ended
	May 17, 2017	Sep. 30, 2017
Effective tax rate		7.91%
Valuation allowance		$ 3,700
Uncertain tax position		0
Payable related to parties pursuant to tax receivable agreements		11,475
Tax Receivable Agreement
Payable related to parties pursuant to tax receivable agreements		$ 11,500
Payments of net cash saving (as a percent)	85.00%	85.00%